Intangible assets (Tables)	6 Months Ended
Dec. 31, 2020
Intangible assets.
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2020
Cost	421,453	831,275	14,797	1,267,525
Accumulated amortization	—	(484,403)	(7,952)	(492,355)
Net book amount	421,453	346,872	6,845	775,170
Six months ended 31 December 2020
Opening net book amount	421,453	346,872	6,845	775,170
Additions	—	78,895	929	79,824
Disposals	—	(13,519)	—	(13,519)
Amortization charge	—	(61,896)	(2,106)	(64,002)
Closing net book amount	421,453	350,352	5,668	777,473
At 31 December 2020
Cost	421,453	866,019	15,561	1,303,033
Accumulated amortization	—	(515,667)	(9,893)	(525,560)
Net book amount	421,453	350,352	5,668	777,473

At 1 July 2019
Cost	421,453	772,328	13,964	1,207,745
Accumulated amortization	—	(433,566)	(5,322)	(438,888)
Net book amount	421,453	338,762	8,642	768,857
Six months ended 31 December 2019
Opening net book amount	421,453	338,762	8,642	768,857
Additions	—	103,489	1,476	104,965
Disposals	—	(51,902)	—	(51,902)
Amortization charge	—	(61,172)	(2,272)	(63,444)
Closing net book amount	421,453	329,177	7,846	758,476
At 31 December 2019
Cost	421,453	772,089	14,076	1,207,618
Accumulated amortization	—	(442,912)	(6,230)	(449,142)
Net book amount	421,453	329,177	7,846	758,476